Consolidated Statements of Comprehensive Income - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net income	CAD 2,262	CAD 3,133
Foreign exchange gains (losses) on:
Translation of foreign operations	(2,256)	(1,044)
Net investment hedges	227	2
Available-for-sale financial securities:
Unrealized gains (losses) arising during the year	601	(218)
Reclassification of net realized gains and impairments to net income	(32)	(523)
Cash flow hedges:
Unrealized gains arising during the year	110	21
Reclassification of realized losses to net income	13	11
Share of other comprehensive income of associates	1
Total items that may be subsequently reclassified to net income	(1,336)	(1,751)
Items that will not be reclassified to net income:
Change in pension and other post-employment plans	53	104
Real estate revaluation reserve	30
Total items that will not be reclassified to net income	83	104
Other comprehensive loss, net of tax	(1,253)	(1,647)
Total comprehensive income, net of tax	1,009	1,486
Total comprehensive income (loss) attributed to:
Non-controlling interests	192	141
Participating policyholders	(27)	61
Shareholders	844	1,284
Income tax expense (recovery) on:
Unrealized foreign exchange gains/losses on translation of foreign operations	(1)	1
Unrealized foreign exchange gains/losses on net investment hedges	48	22
Unrealized gains/losses on available-for-sale financial securities	284	(15)
Reclassification of realized gains/losses and recoveries/impairments to net income on available-for-sale financial securities	7	(183)
Unrealized gains/losses on cash flow hedges	49	15
Reclassification of realized gains/losses to net income on cash flow hedges	3	6
Change in pension and other post-employment plans	37	57
Real estate revaluation reserve	9
Total income tax expense (recovery)	CAD 436	CAD (97)